Commitments & Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments & Contingencies
Commitments & Contingencies

NOTE 6 — COMMITMENTS & CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on May 15, 2018, the Founders, anchor investor, and the Company’s executive officers, directors and director nominees and their permitted transferees will be entitled to demand that the Company register for resale the Founder Shares, the Private Placement Units and underlying securities and any securities issued upon conversion of Working Capital Loans. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s consummation of the Initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, Cowen Investments may not exercise its demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the initial public offering and may not exercise its demand rights on more than one occasion.

Business Combination Marketing Agreement

The Company engaged the underwriters as advisors in connection with its Business Combination pursuant to a business combination marketing agreement. Pursuant to that agreement, the Company will pay such advisors a cash fee for such services upon the consummation of an Initial Business Combination in an amount equal to 3.5% of the gross proceeds of the initial public offering, including any proceeds from the full or partial exercise of the over-allotment option.

NOTE 5—COMMITMENTS & CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on May 15, 2018, the Founders, anchor investor, and the Company’s executive officers, directors and director nominees and their permitted transferees will be entitled to demand that the Company register for resale the Founder Shares, the Private Placement Units and underlying securities and any securities issued upon conversion of Working Capital Loans. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s consummation of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements, but the registration rights agreement does not provide for the payment of any cash penalties by the Company if it fails to satisfy any of its obligations under the registration rights agreement. Notwithstanding the foregoing, Cowen Investments may not exercise its demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the initial public offering and may not exercise its demand rights on more than one occasion.

Business Combination Marketing Agreement

The Company engaged the underwriters as advisors in connection with its Business Combination pursuant to a business combination marketing agreement. Pursuant to that agreement, the Company will pay such advisors a cash fee for such services upon the consummation of an initial Business Combination in an amount equal to 3.5% of the gross proceeds of the initial public offering, including any proceeds from the full or partial exercise of the over-allotment option.